Share-based payments transactions - Disclosure of Number of Restricted Shares Granted (Details) - Global Blue Management Incentive Plan - share			12 Months Ended
	Sep. 05, 2023	Aug. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
RSA 2023 | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		258,570
RSA 2023 | CEO | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		50.00%
RSA 2023 | CEO | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		50.00%
RSA 2023 | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		774,250
RSA 2023 | Other employees | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		25.00%
RSA 2023 | Other employees | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		25.00%
RSA 2023 | Other employees | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		25.00%
Restricted Share Award (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)			970,000	539,000	92,000
To vest in the future (in shares)			1,951,000	2,006,000	1,675,000	475,000
Restricted shares granted (in shares)			1,064,000	962,000	1,426,000
Restricted Share Award (RSA) | Non Executive Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)	29,820
Restricted Share Award (RSA) | Non Executive Directors [Member] | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	33.30%
Restricted Share Award (RSA) | Non Executive Directors [Member] | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	33.30%
Restricted Share Award (RSA) | Non Executive Directors [Member] | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	33.40%